UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2004

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Minoru Konno
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Minoru Konno                   New York, NY             April 28, 2004
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     104

Form 13F Information Table Value Total:     234,209
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BEST BUY INC                    COM          086516101    2,643      51,100    SH           Sole                51,100
CARNIVAL CORP                   PAIRED CTF   143658300    2,043      45,500    SH           Sole                45,500
CENTEX CORP                     COM          152312104    1,903      35,200    SH           Sole                35,200
COMCAST CORP NEW                CL A         20030N101    2,686      93,400    SH           Sole                93,400
FAMILY DOLLAR STORES INC        COM          307000109      417      11,600    SH           Sole                11,600
FEDERATED DEPT STORES INC DE    COM          31410H101      892      16,500    SH           Sole                16,500
HARLEY DAVIDSON INC             COM          412822108    2,699      50,600    SH           Sole                50,600
JOHNSON CTLS INC                COM          478366107    1,201      20,300    SH           Sole                20,300
LOWES COS INC                   COM          548661107    1,280      22,800    SH           Sole                22,800
NIKE INC                        CL B         654106103    1,581      20,300    SH           Sole                20,300
OMNICOM GROUP INS               COM          681919106    1,212      15,100    SH           Sole                15,100
TARGET CORP                     COM          87612E106    3,144      69,800    SH           Sole                69,800
TIME WARNER INC                 COM          887317105    1,339      79,400    SH           Sole                79,400
VIACOM INC                      CL B         925524308    3,317      84,600    SH           Sole                84,600
ANHEUSER BUSCH COS INC          COM          035229103    3,137      61,500    SH           Sole                61,500
AVON PRODS INC                  COM          054303102    3,149      41,500    SH           Sole                41,500
COCA COLA CO                    COM          191216100    1,942      38,600    SH           Sole                38,600
PEPSICO INC                     COM          713448108    3,349      62,200    SH           Sole                62,200
PROCTER & GAMBLE CO             COM          742718109    5,758      54,900    SH           Sole                54,900
SYSCO CORP                      COM          871829107      512      13,100    SH           Sole                13,100
WAL MART STORES INC             COM          931142103    7,694     128,900    SH           Sole               128,900
WALGREEN CO                     COM          931422109    2,649      80,400    SH           Sole                80,400
BURLINGTON RES INC              COM          122014103      554       8,700    SH           Sole                 8,700
CHEVRONTEXACO CORP              COM          166764100    1,492      17,000    SH           Sole                17,000
EOG RES INC                     COM          26875P101      620      13,500    SH           Sole                13,500
EXXON MOBIL CORP                COM          30231G102    7,594     182,600    SH           Sole               182,600
HALLIBURTON CO                  COM          406216101      663      21,800    SH           Sole                21,800
NOBLE CORP                      COM          G65422100    1,080      28,100    SH           Sole                28,100
SCHLUMBERGER LTD                COM          806857108    1,105      17,300    SH           Sole                17,300
AMBAC FINANCIAL GROUP           COM          023139108    1,151      15,600    SH           Sole                15,600
AMERICAN EXPRESS CO             COM          025816109    2,188      42,200    SH           Sole                42,200
AMERICAN INTL GROUP INC         COM          026874107    4,055      56,830    SH           Sole                56,830
BANK OF AMERICA CORPORATION     COM          060505104    3,158      39,000    SH           Sole                39,000
CAPITAL ONE FINANCIAL CORP      COM          14040H105    1,976      26,200    SH           Sole                26,200
CITIGROUP INC                   COM          172967101    9,492     183,600    SH           Sole               183,600
FANNIE MAE                      COM          313586109    2,558      34,400    SH           Sole                34,400
FIFTH THIRD BANCORP             COM          316773100    1,822      32,900    SH           Sole                32,900
FRANKLIN RESOURCES INC          COM          354613101    1,826      32,800    SH           Sole                32,800
GOLDMAN SACHS GROUP INC         COM          38141G104    1,169      11,200    SH           Sole                11,200
J P MORGAN CHASE & CO           COM          46625H100    4,430     105,600    SH           Sole               105,600
PAGE TOTAL                                              101,476


LEHMAN BROS HLDGS INC           COM          524908100    1,674      20,200    SH           Sole                20,200
MELLON FINANCIAL CORP           COM          58551A108    1,255      40,100    SH           Sole                40,100
MERRILL LYNCH & CO INC          COM          590188108    2,323      39,000    SH           Sole                39,000
MGIC INVT CORP WIS              COM          552848103      912      14,200    SH           Sole                14,200
MORGAN STANLEY                  COM          617446448    1,026      17,900    SH           Sole                17,900
NORTHERN TR CORP                COM          665859104      806      17,300    SH           Sole                17,300
STATE STR CORP                  COM          857477103    1,152      22,100    SH           Sole                22,100
US BANCORP DEL                  COM NEW      902973304    1,789      64,700    SH           Sole                64,700
WELLS FARGO & CO NEW            COM          949746101    3,049      53,800    SH           Sole                53,800
ABBOTT LABS                     COM          002824100    3,004      73,100    SH           Sole                73,100
AMGEN INC                       COM          031162100    2,553      43,900    SH           Sole                43,900
ANTHEM INC                      COM          03674B104    1,396      15,400    SH           Sole                15,400
BOSTON SCIENTIFIC CORP          COM          101137107    3,725      87,900    SH           Sole                87,900
FOREST LABS INC                 COM          345838106      516       7,200    SH           Sole                 7,200
GENZYME CORP                    COM GENL DIV 372917104      589      12,600    SH           Sole                12,600
JOHNSON & JOHNSON               COM          478160104    3,814      75,200    SH           Sole                75,200
LILLY ELI & CO                  COM          532457108    2,589      38,700    SH           Sole                38,700
PFIZER INC                      COM          717081103    9,754     278,300    SH           Sole               278,300
WATSON PHARMACEUTICALS INC      COM          942683103    1,348      31,500    SH           Sole                31,500
WELLPOINT HEALTH NETWORK NEW    COM          94973H108    3,196      28,100    SH           Sole                28,100
3M CO                           COM          88579Y101    3,283      40,100    SH           Sole                40,100
DANAHER CORP DEL                COM          235851102    1,232      13,200    SH           Sole                13,200
FEDEX CORP                      COM          31428X106      819      10,900    SH           Sole                10,900
GENERAL ELEC CO                 COM          369604103   10,606     347,500    SH           Sole               347,500
INGERSOLL-RAND COMPANY LTD      CL A         G4776G101      954      14,100    SH           Sole                14,100
LOCKHEED MARTIN CORP            COM          539830109    1,693      37,100    SH           Sole                37,100
MASCO CORP                      COM          574599106    1,355      44,500    SH           Sole                44,500
NORTHROP GRUMMAN CORP           COM          666807102    1,102      11,200    SH           Sole                11,200
PITNEY BOWES                    COM          724479100      891      20,900    SH           Sole                20,900
TYCO INTL LTD NEW               COM          902124106    2,753      96,100    SH           Sole                96,100
UNITED TECHNOLOGIES CORP        COM          913017109    1,493      17,300    SH           Sole                17,300
ALTERA CORP                     COM          021441100      670      32,700    SH           Sole                32,700
ANALOG DEVICES INC              COM          032654105      874      18,200    SH           Sole                18,200
APPLIED MATLS INC               COM          038222105    1,610      75,500    SH           Sole                75,500
AVAYA INC                       COM          053499109      767      48,300    SH           Sole                48,300
CISCO SYS INC                   COM          17275R102    7,076     300,200    SH           Sole               300,200
COMPUTER SCIENCES CORP          COM          205363104    1,081      26,800    SH           Sole                26,800
CORNING INC                     COM          219350105    1,012      90,500    SH           Sole                90,500
DELL INC                        COM          24702R101    1,584      47,100    SH           Sole                47,100
E M C CORP MASS                 COM          268648102      531      39,000    SH           Sole                39,000
FIRST DATA CORP                 COM          319963104    1,374      32,600    SH           Sole                32,600
HEWLETT PACKARD CO              COM          428236103    2,860     125,200    SH           Sole               125,200
INTEL CORP                      COM          458140100    5,696     209,400    SH           Sole               209,400
INTERNATIONAL BUSINESS MACHS    COM          459200101    3,967      43,200    SH           Sole                43,200
MICROSOFT CORP                  COM          594918104    8,249     330,900    SH           Sole               330,900
MOTOROLA INC                    COM          620076109    1,494      84,900    SH           Sole                84,900
PERKINELMER INC                 COM          714046109      492      23,800    SH           Sole                23,800
QUALCOMM INC                    COM          747525103      643       9,700    SH           Sole                 9,700
SYMANTEC CORP                   COM          871503108    2,639      57,000    SH           Sole                57,000
TEXAS INSTRS INC                COM          882508104    1,502      51,400    SH           Sole                51,400
AIR PRODS & CHEMS INC           COM          009158106    1,654      33,000    SH           Sole                33,000
PAGE TOTAL                                              118,425


DOW CHEM CO                     COM          260543103    1,849      45,900    SH           Sole                45,900
DU PONT /EI/ DE NEMOURS & CO    COM          263534109      380       9,000    SH           Sole                 9,000
INTL PAPER CO                   COM          460146103      676      16,000    SH           Sole                16,000
UNITED STATES STL CORP NEW      COM          912909108    1,938      52,000    SH           Sole                52,000
ALLTEL CORP                     COM          020039103      948      19,000    SH           Sole                19,000
BELLSOUTH CORP                  COM          079860102    1,033      37,300    SH           Sole                37,300
CENTURYTEL INC                  COM          156700106      599      21,800    SH           Sole                21,800
NEXTEL COMMUNICATIONS INC       CL A         65332V103    1,218      49,400    SH           Sole                49,400
VERIZON COMMUNICATIONS          COM          92343V104    1,283      35,100    SH           Sole                35,100
AMEREN CORP                     COM          023608102      788      17,100    SH           Sole                17,100
DOMINION RES INC VA NEW         COM          25746U109      669      10,400    SH           Sole                10,400
EXELON CORP                     COM          30161N101    2,266      32,900    SH           Sole                32,900
PPL CORP                        COM          69351T106      661      14,500    SH           Sole                14,500
PAGE TOTAL                                               14,308
GRAND TOTAL                                             234,209

